Dividends	12 Months Ended
Mar. 31, 2019
Dividends [Abstract]
Dividends
Dividends

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Dividends declared	67,572	53,268	53,026

During fiscal 2016 the Board decided to reintroduce the Company’s policy of paying regular dividends. Dividend payments are currently considered on a quarter-by-quarter basis.

The following dividends were declared by the Company in fiscal 2019 (excluding dividends paid on treasury shares):

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In respect of the fourth quarter of fiscal 2018, a dividend of R16.9 million was declared on May 8, 2018 and paid on June 4, 2018. Using shares in issue of 564,420,145 (excluding 40,000,000 treasury shares), this equated to a dividend of 3 cents per share.

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In respect of the first quarter of fiscal 2019, a dividend of R16.9 million was declared on July 31, 2018 and paid on August 27, 2018. Using shares in issue of 564,634,076 (excluding 40,000,000 treasury shares), this equated to a dividend of 3 cents per share.

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In respect of the second quarter of fiscal 2019, a dividend of R16.8 million was declared on October 30, 2018 and paid on November 26, 2018. Using shares in issue of 561,807,639 (excluding 40,000,000 treasury shares), this equated to a dividend of 3 cents per share.

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In respect of the third quarter of fiscal 2019, a dividend of R16.9 million was declared on January 31, 2019 and paid on February 25, 2019. Using shares in issue of 561,807,639 (excluding 40,000,000 treasury shares), this equated to a dividend of 3 cents per share.

The following dividends were declared by the Company in fiscal 2018 (excluding dividends paid on treasury shares):

•
In respect of the fourth quarter of fiscal 2017, a dividend of R11.3 million was declared on May 23, 2017 and paid on June 19, 2017. Using shares in issue of 563,514,561 (excluding 40,000,000 treasury shares), this equated to a dividend of 2 cents per share.

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In respect of the first quarter of fiscal 2018, a dividend of R14.0 million was declared on August 1, 2017 and paid on August 28, 2017. Using shares in issue of 558,898,901 (excluding 40,000,000 treasury shares), this equated to a dividend of 2.5 cents per share.

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In respect of the second quarter of fiscal 2018, a dividend of R14.0 million was declared on October 31, 2017 and paid on November 27, 2017. Using shares in issue of 559,418,095 (excluding 40,000,000 treasury shares), this equated to a dividend of 2.5 cents per share.

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In respect of the third quarter of fiscal 2018, a dividend of R14.0 million was declared on January 30, 2018 and paid on February 26, 2018. Using shares in issue of 562,320,145 (excluding 40,000,000 treasury shares), this equated to a dividend of 2.5 cents per share.

The following dividends were declared by the Company in fiscal 2017 (excluding dividends paid on treasury shares):

•
In respect of the fourth quarter of fiscal 2016, a dividend of R15.2 million was declared on May 24, 2016 and paid on June 20, 2016. Using shares in issue of 761,337,500 (excluding 40,000,000 treasury shares), this equated to a dividend of 2 cents per share.

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In respect of the first quarter of fiscal 2017, a dividend of R15.3 million was declared on August 4, 2016 and paid on August 29, 2016. Using shares in issue of 763,087,500 (excluding 40,000,000 treasury shares), this equated to a dividend of 2 cents per share.

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In respect of the second quarter of fiscal 2017, a dividend of R11.3 million was declared on November 3, 2016 and paid on November 28, 2016. Using shares in issue of 563,434,240 (excluding 40,000,000 treasury shares), this equated to a dividend of 2 cents per share.

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In respect of the third quarter of fiscal 2017, a dividend of R11.2 million was declared on February 2, 2017 and paid on February 27, 2017. Using shares in issue of 563,434,240 (excluding 40,000,000 treasury shares), this equated to a dividend of 2 cents per share.